Debt - Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	6.125%	6.125%
Senior note due date	Aug. 15, 2015	Aug. 15, 2015
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	1.35%	1.35%
Senior note due date	Dec. 01, 2017	Dec. 01, 2017
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	2.60%	2.60%
Senior note due date	Dec. 01, 2022	Dec. 01, 2022
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042 [Member]
Debt Instrument [Line Items]
Senior notes interest rate	3.95%	3.95%
Senior note due date	Dec. 01, 2042	Dec. 01, 2042